Inventory, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Raw materials	$ 5,690,357	$ 4,958,383
Work-in-progress	1,632,153	1,677,565
Finished goods	14,760,064	14,292,388
Less: inventory valuation allowance	(186,316)	(153,301)
Total inventory	$ 21,896,258	$ 20,775,035